OTHER ACCRUED EXPENSES	12 Months Ended
Oct. 29, 2017
Payables and Accruals [Abstract]
OTHER ACCRUED EXPENSES
OTHER ACCRUED EXPENSES
Other accrued expenses are comprised of the following (in thousands):

	October 29, 2017	October 30, 2016
Accrued warranty obligation and deferred warranty revenue	$27,016	$27,200
Deferred revenue	28,295	28,472
Other accrued expenses	46,922	47,712
Total other accrued expenses	$102,233	$103,384